UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2012

Date of reporting period:  April 30, 2012

Item 1. Report to Stockholders.

______________________________________________________

HUBER CAPITAL EQUITY INCOME FUND
HUBER CAPITAL SMALL CAP VALUE FUND
Investor Class
Institutional Class

______________________________________________________

SEMI-ANNUAL REPORT
April 30, 2012

June, 2012

Dear Shareholder:

The six month period ending 04/30/12 was characterized by positive returns for equity market indices across all market capitalizations.  In the large cap space, the S&P 500® Index posted a period return of 12.77% while the Russell 1000® Value Index increased by 11.62%.  In the small cap space, the Russell 2000® Index increased by 11.02% and the Russell 2000® Value Index increased by 11.47%.  Within the six month period, the first month saw stocks of all market capitalizations under pressure, while the subsequent five months were characterized by steady increases.  Over this time period, our Equity Income Fund slightly outperformed its primary benchmark Russell 1000® Value Index and underperformed the broader S&P 500® Index, while our Small Cap Value Fund materially outperformed its primary benchmark, the Russell 2000® Value Index, and the broader Russell 2000® Index.

Huber Capital Equity Income Fund Review

For the six month period of November 1, 2011 through April 30, 2012, the Equity Income Fund’s returns were 11.86% for the Institutional Class and 11.70% for the Investor Class, slightly outperforming our principal benchmark Russell 1000® Value Index, which generated a total return of 11.62%, and underperforming the broader S&P 500® index, which generated a total return of 12.77%.  The sectors that contributed most positively to the Fund’s performance, relative to the benchmark Russell 1000® Value Index, were Consumer Discretionary, Consumer Staples, Health Care, Technology, and Energy, while sectors that detracted from relative performance were Financial Services, Utilities, Producer Durables, and Materials & Processing.  Stocks that contributed strongly to performance were Philip Morris International (tobacco), CNO Financial Group (insurance provider), Lennar Corp. (homebuilder), and CA Technologies (software).  Significant detractors from investment performance during the period were Chesapeake Energy (exploration and production of natural gas and oil) and Exelon Corp. (electric utility).

Huber Capital Small Cap Value Fund Review

For the six month period of November 1, 2011 through April 30, 2012, the Small Cap Value Fund’s returns were 20.80% for the Institutional Class and 20.51% for the Investor Class, materially outperforming the benchmark Russell 2000® Value Index and Russell 2000® Index, which generated total returns of 11.47% and 11.02%, respectively.  The sectors that contributed most positively to the Fund’s performance, relative to the benchmark Russell 2000® Value Index, were Financial Services, Consumer Discretionary, Energy, Technology, Utilities, and Health Care, while sectors that detracted from relative performance were Producer Durables, Materials & Processing, and Consumer Staples.  Stocks that contributed strongly to performance were Global Cash Access Holdings, Inc. (transaction processor), Virtus Investment Partners (asset manager), CNO Financial Group (insurance provider), Lennar Corp. (homebuilder) and Boston

Pizza Royalties Income Trust (restaurant franchisor).  Material underperformers in the Small Cap Value Fund during the period were Armtec Infrastructure (producer durables) and Uranium Energy Corp. (mining).

Outlook

Over the six month period ended April 30, 2012, the equity markets rallied sharply as U.S. economic data showed positive trends, fears about the Euro Zone eased, and earnings announcements were generally positive.  Small cap stocks significantly outperformed their large cap brethren during the period.  Subsequent to period end, the equity markets deteriorated materially, wiping out some of the recent equity market gains as Euro Zone fears again escalated.  We are cognizant of the complex macroeconomic factors affecting global economies and remain focused on taking advantage of any market dislocations by discovering new positions and adding to existing investments in companies whose stock prices trade at considerable discounts to our assessment of value.  Our bottom-up process seeks to identify companies trading at discounts to their intrinsic values based on our estimates of normalized earnings and cash flows.

In the Equity Income Fund, we are overweight in Technology, Health Care, Materials and Processing, and Consumer Staples while being underweight in Energy, Consumer Discretionary, Producer Durables, Financial Services, and Utilities.  In the Small Cap Value Fund, we are overweight in the Consumer Discretionary, Financial Services and Materials and Processing sectors, while being underweight in Technology, Consumer Staples, Energy, Producer Durables, Health Care, and Utilities.

Thank you for your support and for entrusting us with your investment dollars.  We will work hard to earn that trust and look forward to meeting your investment needs for years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.  One cannot invest directly in an index.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index.  The Funds’ returns may not correlate with the returns of their benchmark indices.

Huber Funds

EXPENSE EXAMPLE – April 30, 2012 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/11 – 4/30/12).

Actual Expenses
For each class of the Huber Capital Equity Income Fund (“Equity Income Fund”) and the Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  Actual net expenses are limited to 1.49% for Investor Class shares and 0.99% for Institutional Class shares of the Equity Income Fund and 1.85% for Investor Class shares and 1.35% for Institutional Class shares of the Small Cap Value Fund per the operating expenses limitation agreement.  In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the

Huber Funds

EXPENSE EXAMPLE – April 30, 2012 (Unaudited), Continued

table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/11	4/30/12	11/1/11 – 4/30/12*
Investor Class Actual	$1,000.00	$1,117.00	$7.84
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,017.45	$7.47

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.49% multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/11	4/30/12	11/1/11 – 4/30/12*
Institutional Class Actual	$1,000.00	$1,118.60	$5.21
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.94	$4.97

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 0.99% multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

Small Cap Value Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/11	4/30/12	11/1/11 – 4/30/12*
Investor Class Actual	$1,000.00	$1,205.10	$10.14
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,015.66	$9.27

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.85% multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

Huber Funds

EXPENSE EXAMPLE – April 30, 2012 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/11	4/30/12	11/1/11 – 4/30/12*
Institutional Class Actual	$1,000.00	$1,208.00	$7.41
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.15	$6.77

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2012 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2012 (Unaudited)
Shares	COMMON STOCKS - 96.23%	Value
	Advertising Agencies - 1.66%
18,100	Aimia, Inc. (a)	$232,697
	Aerospace - 1.77%
3,900	Northrop Grumman Corp.	246,792
	Air Transport - 1.26%
2,000	FedEx Corp.	176,480
	Aluminum - 0.77%
11,100	Alcoa Inc.	108,003
	Banks: Diversified - 2.28%
39,300	Bank of America Corp.	318,723
	Beverage: Soft Drinks - 1.15%
2,100	Coca-Cola Co.	160,272
	Chemicals: Diversified - 1.12%
1,900	BASF SE - ADR	156,256
	Computer Services,
	Software & Systems - 10.64%
26,500	CA Inc.	700,130
21,400	Microsoft Corp.	685,228
3,500	Oracle Corp.	102,865
		1,488,223
	Computer Technology - 3.40%
19,200	Hewlett Packard Co.	475,392
	Consumer Lending - 3.18%
9,500	Cash America International, Inc.	444,125
	Diversified Financial Services - 3.19%
6,100	Citigroup Inc.	201,544
5,700	JPMorgan Chase & Co.	244,986
		446,530
	Diversified Retail - 1.98%
4,700	Wal-Mart Stores, Inc.	276,877
	Electronic Components - 1.07%
4,110	TE Connectivity Ltd.	149,851
	Engineering & Contracting Services - 1.78%
2,000	Fluor Corp.	115,500
3,930	KBR, Inc.	133,070
		248,570

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2012 (Unaudited), Continued
Shares		Value
	Financial Data & Systems - 4.89%
900	Mastercard, Inc. - Class A	$407,043
15,100	Western Union Co.	277,538
		684,581
	Foods - 1.85%
4,300	ConAgra Foods, Inc.	111,026
8,100	Tyson Foods, Inc. - Class A	147,825
		258,851
	Homebuilding - 2.49%
15,402	Lennar Corp. - Class B	348,547
	Insurance: Life - 5.98%
115,100	CNO Financial Group, Inc. (b)	836,777
	Insurance: Property-Casualty - 4.32%
28,100	XL Group PLC	604,431
	Machinery: Industrial - 0.04%
3,000	Armtec Infrastructure Trust Unit (a)(b)	6,074
	Oil Well Equipment & Services - 3.01%
7,700	Ensco PLC - ADR	420,805
	Oil: Crude Producers - 0.57%
4,300	Chesapeake Energy Corp.	79,292
	Oil: Integrated - 3.58%
7,000	Royal Dutch Shell PLC - Class A - ADR	500,780
	Other Investment Pools and Funds - 2.06%
22,400	Groupe Aeroplan, Inc. (a)	288,512
	Pharmaceuticals - 13.46%
11,600	Eli Lilly & Co.	480,124
12,200	Merck & Co., Inc.	478,728
29,100	Pfizer, Inc.	667,263
3,400	Watson Pharmaceuticals, Inc. (b)	256,224
		1,882,339
	Scientific Instruments: Control & Filter - 0.90%
1,100	Flowserve Corp.	126,423
	Specialty Retail - 2.00%
5,400	Home Depot, Inc.	279,666
	Steel - 0.99%
2,500	Carpenter Technology Corp.	139,150

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2012 (Unaudited), Continued
Shares		Value
	Tobacco - 4.67%
7,300	Philip Morris International, Inc.	$653,423
	Utilities: Electrical - 7.78%
5,200	American Electric Power Co., Inc.	201,968
4,000	Entergy Corp.	262,240
11,200	Exelon Corp.	436,912
2,900	NextEra Energy, Inc.	186,615
		1,087,735
	Utilities: Telecommunications - 2.39%
12,000	Vodafone Group PLC - ADR	333,960

	TOTAL COMMON STOCKS
	(Cost $11,188,163)	13,460,137

	SHORT-TERM INVESTMENTS - 3.47%
242,903	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	242,903
242,903	First American Tax Free Obligations
	Fund - Class Z, 0.02% (c)	242,903
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $485,806)	485,806
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $11,673,969) - 99.70%	13,945,943
	Other Assets in Excess of Liabilities - 0.30%	41,568
	NET ASSETS - 100.00%	$13,987,511

ADR - American Depository Receipt
(a) Foreign issued security.
(b) Non-income producing security.
(c) Rate shown is the 7-day yield as of April 30, 2012.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2012 (Unaudited)
Shares	COMMON STOCKS - 97.02%	Value
	Aluminum - 1.74%
7,500	Kaiser Aluminum Corp.	$394,275
	Asset Management & Custodian - 4.99%
13,391	Virtus Investment Partners, Inc. (a)	1,130,201
	Banks: Diversified - 2.51%
120,699	Park Sterling Corp. (a)	568,492
	Chemicals: Specialty - 2.94%
22,000	Innospec, Inc. (a)	665,060
	Commercial Vehicles & Parts - 0.63%
8,662	Miller Industries, Inc.	142,057
	Consumer Lending - 6.29%
41,400	EZcorp, Inc. - Class A (a)	1,109,106
12,200	Nelnet, Inc. - Class A	315,004
		1,424,110
	Containers & Packaging - 1.97%
24,571	UFP Technologies, Inc. (a)	446,946
	Diversified Manufacturing Operations - 4.39%
39,200	A. M. Castle & Co. (a)	524,888
21,100	Harsco Corp.	470,530
		995,418
	Engineering & Contracting Services - 0.82%
12,707	Argan, Inc. (a)	185,268
	Financial Data & Systems - 8.16%
218,813	Global Cash Access Holdings, Inc. (a)	1,848,970
	Foods - 1.37%
68,454	Overhill Farms, Inc. (a)(d)	310,781
	Footwear Manufacturing - 3.06%
45,200	Iconix Brand Group, Inc. (a)	693,368
	Health Care Facilities - 0.85%
36,900	Tenet Healthcare Corp. (a)	191,511
	Homebuilding - 3.81%
38,150	Lennar Corp. - Class B	863,334
	Insurance: Life - 5.07%
157,800	CNO Financial Group, Inc. (a)	1,147,206
	Insurance: Property-Casualty - 4.11%
43,300	XL Group PLC	931,383

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2012 (Unaudited), Continued
Shares		Value
	Leisure Time - 3.20%
62,000	Callaway Golf Co.	$380,060
19,902	Interval Leisure Group, Inc.	343,907
		723,967
	Machinery: Industrial - 1.12%
125,400	Armtec Infrastructure Trust Unit (a)(b)	253,884
	Metal Fabricating - 2.16%
136,225	Mueller Water Products, Inc. - Class A	489,048
	Mining - 3.05%
234,245	Uranium Energy Corp. (a)	691,023
	Office Supplies Equipment - 1.66%
12,500	Lexmark International, Inc - Class A	376,250
	Oil Well Equipment & Services - 2.85%
115,997	Cal Dive International, Inc. (a)	448,908
7,300	Superior Energy Services, Inc. (a)	196,516
		645,424
	Paper - 1.46%
18,300	Kapstone Paper and Packaging Corp. (a)	330,498
	Pharmaceuticals - 1.96%
10,500	Par Pharmaceutical Cos., Inc. (a)	444,570
	Real Estate - 4.53%
29,100	MI Developments, Inc. - Class A	1,026,939
	Real Estate Investment Trusts (REITs) - 4.88%
266,149	CapLease, Inc.	1,104,518
	Rental & Leasing Services: Consumer - 1.93%
12,800	Rent-A-Center, Inc.	437,888
	Restaurants - 6.44%
55,400	Boston Pizza Royalties Income Fund (b)	1,024,607
24,300	Pizza Pizza Royalty Income Fund (b)	246,727
25,800	Second Cup Royalty Income Fund Unit (b)	187,000
		1,458,334
	Specialty Retail - 2.27%
24,800	Collective Brands, Inc. (a)	515,096
	Steel - 1.53%
6,200	Carpenter Technology Corp.	345,092

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2012 (Unaudited), Continued
Shares		Value
	Utilities: Electrical - 5.27%
2,000	Alliant Energy Corp.	$90,480
22,000	Great Plains Energy, Inc.	449,240
28,400	Nv Energy, Inc.	472,860
7,000	Portland General Electric Co.	180,810
		1,193,390
	TOTAL COMMON STOCKS
	(Cost $17,409,836)	21,974,301

	SHORT-TERM INVESTMENTS - 5.47%
619,699	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	619,699
619,698	First American Tax Free Obligations
	Fund - Class Z, 0.02% (c)	619,698
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,239,397)	1,239,397
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $18,649,233) - 102.49%	23,213,698
	Liabilities in Excess of Other Assets - (2.49)%	(565,038)
	NET ASSETS - 100.00%	$22,648,660

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day yield as of April 30, 2012.
(d)	Security is considered illiquid. As of April 30, 2012, the value of these investments was $310,781 or 1.37% of net assets.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2012 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value (identified cost
$11,673,969 and $18,649,233, respectively)	$13,945,943	$23,213,698
Receivables
Fund shares sold	60,982	198,281
Investment securities sold	—	7,286
Dividends and interest	7,198	15,646
Dividend tax reclaim	1,284	—
Due from Advisor (Note 4)	6,469	—
Prepaid expenses	16,039	16,791
Total assets	14,037,915	23,451,702
LIABILITIES
Payables
Investment securities purchased	—	734,434
Advisory fees	—	6,120
12b-1 fees	5,844	15,765
Administration fees	10,648	10,648
Audit fees	9,299	9,299
Chief Compliance Officer fee	1,424	1,424
Custody fees	1,831	3,077
Fund accounting fees	8,759	8,727
Legal fees	1,746	1,310
Service fees	985	2,566
Shareholder reporting	714	549
Transfer agent fees and expenses	9,154	9,123
Total liabilities	50,404	803,042
NET ASSETS	$13,987,511	$22,648,660

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2012 (Unaudited), Continued

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$6,186,385	$14,512,446
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	630,760	1,181,408
Net asset value, offering and
redemption price per share (Note 1)	$9.81	$12.28
Institutional Class
Net assets applicable to shares outstanding	$7,801,126	$8,136,214
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	795,908	660,804
Net asset value, offering and
redemption price per share (Note 1)	$9.80	$12.31
COMPONENTS OF NET ASSETS
Paid-in capital	$12,429,335	$18,107,756
Undistributed net investment income/(loss)	31,594	(5,322)
Accumulated net realized loss on investments	(745,392)	(18,244)
Net unrealized appreciation on investments	2,271,974	4,564,470
Net assets	$13,987,511	$22,648,660

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2012 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance
fees withheld of $2,646 and $101 and
$10,248 and $40, respectively)	$133,314	$145,369
Interest	13	23
Total investment income	133,327	145,392
Expenses
Advisory fees (Note 4)	55,076	117,598
Adminstration fees (Note 4)	22,268	22,268
Transfer agent fees and expenses (Note 4)	21,804	22,389
Fund accounting fees (Note 4)	18,967	18,987
Registration fees	16,437	16,752
Audit fees	9,298	9,298
Service fees - Investor Class (Note 5)	6,844	16,558
Distribution fees - Investor Class (Note 6)	6,844	16,558
Custody fees (Note 4)	4,135	4,923
Legal fees	4,089	4,435
Trustee fees	3,101	3,162
Chief Compliance Officer fee (Note 4)	2,757	2,757
Other expenses	1,562	1,713
Insurance expense	1,102	1,199
Reports to shareholders	421	758
Total expenses	174,705	259,355
Less: advisory fee waiver and
expense reimbursement (Note 4)	(105,941)	(108,641)
Net expenses	68,764	150,714
Net investment income/(loss)	64,563	(5,322)
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	39,776	101,946
Net change in unrealized
appreciation on investments	1,183,514	3,372,004
Net realized and unrealized gain on investments	1,223,290	3,473,950
Net Increase in Net Assets
Resulting from Operations	$1,287,853	$3,468,628

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$64,563	$38,322
Net realized gain/(loss) on investments	39,776	(1,193)
Net change in unrealized
appreciation on investments	1,183,514	517,343
Net increase in net assets
resulting from operations	1,287,853	554,472
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(20,720)	(28,701)
Institutional Class	(38,530)	—
Total distributions to shareholders	(59,250)	(28,701)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	5,796,510	1,708,419
Total increase in net assets	7,025,113	2,234,190
NET ASSETS
Beginning of period	6,962,398	4,728,208
End of period	$13,987,511	$6,962,398
Undistributed net investment
income at end of period	$31,594	$26,281

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended		Year Ended
	April 30, 2012 (Unaudited)		October 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	81,863	$768,486	287,274	$2,463,806
Shares issued on
reinvestments
of distributions	2,384	20,720	3,377	28,701
Shares redeemed**	(73,601)	(661,782)	(260,453)	(2,240,802)
Net increase	10,646	$127,424	30,198	$251,705
**Net of redemption
fees of		$53		$—

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Institutional Class
	Six Months Ended		October 25, 2011* to
	April 30, 2012 (Unaudited)		October 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	622,084	$5,630,612	169,386	$1,456,714
Shares issued on
reinvestments
of distributions	4,444	38,530	—	—
Shares redeemed**	(6)	(55)	—	—
Net increase	626,522	$5,669,086	169,386	$1,456,714
** Net of redemption
fees of		$1		$—
* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(5,322)	$(71,044)
Net realized gain on investments	101,946	321,715
Net change in unrealized appreciation/
(depreciation) on investments	3,372,004	(9,463)
Net increase in net assets
resulting from operations	3,468,628	241,208
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(13,261)
Total distributions to shareholders	—	(13,261)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	7,347,629	6,357,006
Total increase in net assets	10,816,257	6,584,953
NET ASSETS
Beginning of period	11,832,403	5,247,450
End of period	$22,648,660	$11,832,403
Undistributed net investment
loss at end of period	$(5,322)	$—

(a)  A summary of share transactions is as follows:

	Investor Class
	Six Months Ended		Year Ended
	April 30, 2012 (Unaudited)		October 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	458,064	$5,064,587	644,096	$6,857,482
Shares issued on
reinvestments
of distributions	—	—	1,245	13,138
Shares redeemed**	(314,123)	(3,824,759)	(170,682)	(1,702,997)
Net increase	143,941	$1,239,828	474,659	$5,167,623
** Net of redemption
fees of		$55		$219

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Institutional Class
	Six Months Ended		October 25, 2011* to
	April 30, 2012 (Unaudited)		October 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	536,910	$6,107,801	123,894	$1,189,383
Net increase	536,910	$6,107,801	123,894	$1,189,383

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months						June 29,
	Ended						2007*
	April 30,						through
	2012		Year Ended October 31,				October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value,
beginning of period	$8.82		$8.02	$6.84	$5.30	$11.73	$10.00
Income from
investment operations:
Net investment income	0.05	^	0.06 ^	0.04	0.05	0.08	0.00	+
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.98		0.79	1.18	1.57	(6.07)	1.73
Total from investment operations	1.03		0.85	1.22	1.62	(5.99)	1.73

Less distributions:
From net investment income	(0.04)		(0.05)	(0.04)	(0.08)	(0.02)	—
From net realized
gain on investments	—		—	—	—	(0.42)	—
Total distributions	(0.04)		(0.05)	(0.04)	(0.08)	(0.44)	—
Redemption fees retained	0.00	^+	—	—	—	—	—

Net asset value, end of period	$9.81		$8.82	$8.02	$6.84	$5.30	$11.73

Total return	11.70	%‡	10.60%	17.84%	31.37%	-52.82%	17.30	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$6,187		$5,469	$4,728	$2,200	$1,085	$1,644
Ratio of expenses to
average net assets:
Before expense reimbursement	3.45	%†	4.34%	5.63%	12.89%	10.73%	33.55	%†
After expense reimbursement	1.49	%†	1.49%	1.49%	1.49%	1.49%	1.49	%†
Ratio of net investment income/
(loss) to average net assets:
Before expense reimbursement	(0.87	%)†	(2.12%)	(3.54%)	(10.37%)	(8.35%)	(31.70	%)†
After expense reimbursement	1.09	%†	0.73%	0.60%	1.03%	0.89%	0.36	%†
Portfolio turnover rate	5.01	%‡	20.39%	21.76%	52.99%	98.32%	34.75	%‡

* Commencement of operations.
+ Less than $0.005.
† Annualized.
‡ Not annualized.
^ Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months Ended		October 25, 2011*
	April 30, 2012		through
	(Unaudited)		October 31, 2011
Net asset value, beginning of period	$8.82		$8.60

Income from investment operations:
Net investment income	0.06	^	0.00	^#
Net realized and unrealized gain on investments
and foreign currency related transactions	0.98		0.22
Total from investment operations	1.04		0.22

Less distributions:
From net investment income	(0.06)		—
Total distributions	(0.06)		—
Redemption fees retained	0.00	^#	—

Net asset value, end of period	$9.80		$8.82

Total return	11.86	%‡	2.56	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$7,801		$1,493
Ratio of expenses to average net assets:
Before expense reimbursement	2.83	%†	2.03	%†
After expense reimbursement	0.99	%†	0.99	%†
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(0.62	%)†	(1.34	%)†
After expense reimbursement	1.22	%†	(0.30	%)†
Portfolio turnover rate	5.01	%‡	20.39	%+

*	Commencement of operations.
†	Annualized.
‡	Not annualized.
+	Portfolio turnover rate calculated for the year ended October 31, 2011.
#	Amount is less than $0.005.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months						June 29,
	Ended						2007*
	April 30,						through
	2012		Year Ended October 31,				October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value,
beginning of period	$10.19		$9.32	$7.13	$4.96	$8.98	$10.00
Income from
investment operations:
Net investment income/(loss)	(0.01	)^	(0.08)^	0.01 ^	0.02	(0.01)	(0.01)
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	2.10		0.97	2.21	2.15	(3.79)	(1.01)
Total from investment operations	2.09		0.89	2.22	2.17	(3.80)	(1.02)

Less distributions:
From net investment income	—		(0.02)	(0.03)	(0.00)+	(0.01)	—
From net realized
gain on investments	—		—	—	—	(0.21)	—
Total distributions	—		(0.02)	(0.03)	(0.00)+	(0.22)	—
Redemption fees retained	0.00	+^	0.00 +^	0.00 +^	—	—	—

Net asset value, end of period	$12.28		$10.19	$9.32	$7.13	$4.96	$8.98

Total return	20.51	%‡	9.50%	31.22%	43.77%	-43.22%	-10.20	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$14,513		$10,570	$5,247	$2,566	$1,356	$1,285
Ratio of expenses to
average net assets:
Before expense reimbursement	3.10	%†	3.43%	5.75%	11.37%	11.93%	36.69	%†
After expense reimbursement	1.85	%†	1.99%#	1.99%	1.99%	1.99%	1.99	%†
Ratio of net investment income/
(loss) to average net assets:
Before expense reimbursement	(1.42	%)†	(2.16%)	(3.59%)	(8.93%)	(10.17%)	(35.64	%)†
After expense reimbursement	(0.17	%)†	(0.72%)	0.17%	0.45%	(0.23%)	(0.94	%)†
Portfolio turnover rate	5.17	%‡	11.83%	23.70%	55.86%	54.32%	78.59	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.
^	Based on average shares outstanding.
#	Effective October 25, 2011, the Advisor has reduced the expense cap to 1.85%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months Ended		October 25, 2011*
	April 30, 2012		through
	(Unaudited)		October 31, 2011
Net asset value, beginning of period	$10.19		$9.60

Income from investment operations:
Net investment income	0.02	^	0.00	^#
Net realized and unrealized gain on investments
and foreign currency related transactions	2.10		0.59
Total from investment operations	2.12		0.59

Net asset value, end of period	$12.31		$10.19

Total return	20.80	%‡	6.15	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$8,136		$1,262
Ratio of expenses to average net assets:
Before expense reimbursement	2.56	%†	2.74	%†
After expense reimbursement	1.35	%†	1.35	%†
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(0.94	%)†	1.11	%†
After expense reimbursement	0.27	%†	2.50	%†
Portfolio turnover rate	5.17	%‡	11.83	%+

*	Commencement of operations.
#	Less than $0.005.
†	Annualized.
‡	Not annualized.
^	Based on average shares outstanding.
+	Portfolio turnover rate calculated for the period ended October 31, 2011.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Investor Class of each Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Funds’ Institutional Class subsequently commenced operations on October 25, 2011.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011, or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Securities Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), Continued

sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), Continued

G.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At April 30, 2012, the Small Cap Value Fund had investments in illiquid securities with a total value of $310,781 or 1.37% of net assets.

Information concerning these illiquid securities is as follows:

Small Cap Value Fund	Shares	Dates Acquired	Cost Basis
Overhill Farms, Inc.	68,454	12/09-5/11	$352,021

I.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates,

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), Continued

prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value.  Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2012:

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,426,300	$—	$—	$1,426,300
Consumer Staples	1,072,546	—	—	1,072,546
Energy	1,000,877	—	—	1,000,877
Financial Services	3,335,167	—	—	3,335,167
Health Care	1,882,339	—	—	1,882,339
Materials & Processing	403,409	—	—	403,409
Producer Durables	804,338	—	—	804,338
Technology	2,113,466	—	—	2,113,466
Utilities	1,421,695	—	—	1,421,695
Total Common Stocks	13,460,137	—	—	13,460,137
Short-Term Investments	485,806	—	—	485,806
Total Investments
in Securities	$13,945,943	$—	$—	$13,945,943
Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,691,987	$—	$—	$4,691,987
Consumer Staples	—	310,781	—	310,781
Energy	645,424	—	—	645,424
Financial Services	9,181,819	—	—	9,181,819
Health Care	636,081	—	—	636,081
Materials & Processing	3,361,942	—	—	3,361,942
Producer Durables	1,952,877	—	—	1,952,877
Utilities	1,193,390	—	—	1,193,390
Total Common Stocks	21,663,520	310,781	—	21,974,301
Short-Term Investments	1,239,397	—	—	1,239,397
Total Investments
in Securities	$22,902,917	$310,781	$—	$23,213,698

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at April 30, 2012, the end of the reporting period.  The Equity Income Fund recognized no transfers to/from level 1 or level 2.  In the Small Cap Value Fund, transfers in the amount of $310,781 were made into level 2

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), Continued

from level 1 due to a security being considered illiquid due to limited trading volume.  There were no level 3 securities held in the Funds during the period ended April 30, 2012.

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, the Funds are evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets.  The Small Cap Value Fund pays fees calculated at an

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), Continued

annual rate of 1.35% based upon the Fund’s average daily net assets.  For the six months ended April 30, 2012, the Equity Income Fund and the Small Cap Value Fund incurred $55,076 and $117,598, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 0.99% of average daily net assets of the Investor Class and Institutional Class of the Equity Income Fund, respectively, and to 1.85% and 1.35% of average daily net assets of the Investor Class and Institutional Class of the Small Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2012, the Adviser reduced its fees and absorbed Fund expenses in the amount of $105,941 for the Equity Income Fund and $108,641 for the Small Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2012	2013	2014	2015	Total
Equity Income Fund	$145,406	$153,456	$149,584	$105,941	$554,387
Small Cap Value Fund	$149,582	$154,848	$145,153	$108,641	$558,224

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended April 30, 2012, the Funds incurred the following expenses for administration, fund accounting, transfer agency and custody:

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), Continued

	Equity Income Fund	Small Cap Value Fund
Administration	$22,268	$22,268
Fund accounting	18,967	18,987
Transfer agency (a)	18,604	17,834
Custody	4,098	4,923

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the six months ended April 30, 2012, the Equity Income Fund and the Small Cap Value Fund were each allocated $2,757 of the Chief Compliance Officer fee.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class Shares of the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended April 30, 2012, the Equity Income Fund Investor Class and the Small Cap Value Fund Investor Class incurred shareholder servicing fees of $6,844 and $16,558 under the Agreement, respectively.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets.  The expenses

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), Continued

covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds.  Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the six months ended April 30, 2012, the Equity Income Fund Investor Class and the Small Cap Value Fund Investor Class paid the Distributor $6,844 and $16,558, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2012, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Equity Income Fund	Small Cap Value Fund
Purchases	$5,893,851	$8,046,469
Sales	539,038	876,103

NOTE 8 –	INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

The tax character of distributions paid during the six months ended April 30, 2012 and the year ended October 31, 2011 was as follows:

	Equity Income Fund
	Six months Ended	Year Ended
	April 30, 2012	October 31, 2011
Ordinary income	$59,250	$28,701

	Small Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
Ordinary income	$—	$13,261

Ordinary income distributions may include dividends paid from short-term capital gains.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), Continued

As of October 31, 2011, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$5,949,321	$10,677,563
Gross tax unrealized appreciation	1,249,812	2,668,133
Gross tax unrealized depreciation	(251,338)	(1,514,367)
Net tax unrealized appreciation	998,474	1,153,766
Net unrealized appreciation foreign currency	—	5
Undistributed ordinary income	26,281	—
Undistributed long-term capital gain	—	—
Total distributable earnings	26,281	—
Other accumulated gains/(losses)	(695,182)	(81,495)
Total accumulated earnings	$329,573	$1,072,276

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

The Equity Income Fund and the Small Cap Value Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2016	2017	2018	Total
Equity Income Fund	$236,172	$420,487	$38,523	$695,182
Small Cap Value Fund	—	81,495	—	81,495

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2012 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2011

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 6-8, 2011, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund with the Adviser for another annual term.  At this meeting, and at a prior meeting held on October 26-27, 2011, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss various marketing and compliance topics, including the Adviser’s diligence in risk oversight.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Funds as of August 31, 2011 on both an absolute basis, and in comparison to their peer funds as classified by Lipper and Morningstar.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Huber Capital Equity Income Fund:  The Board noted that the Equity Income Fund’s performance, with regard to its Lipper and Morningstar comparative universes, was above its peer group median and Lipper Index (with respect to the Lipper comparative universe) or average (with respect to the Morningstar comparative universe) for all relevant periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

Huber Capital Small Cap Value Fund:  The Board noted that the Small Cap Value Fund’s performance, with regard to its Lipper and Morningstar comparative universes, was above its peer group median and Lipper Index (with respect to the Lipper comparative universe) or average (with respect to the Morningstar comparative universe) for all relevant periods, except that for the Lipper comparative universe, it was above its peer group median but below its Lipper Index for the three-month period, and for the Morningstar comparative universe, it was below its peer group median and average for the three-month period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to its Lipper peer funds and to separate accounts for other types of clients advised by the Adviser, all Fund expense waivers and reimbursements, as well as information regarding fee offsets for separate account clients invested in the Fund.

Huber Capital Equity Income Fund:  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Equity Income Fund of 1.49% for Investor Class shares and 0.99% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the median and average of its peer group and the total expense ratio for Institutional Class shares was below the median and average of its peer group, both before and after the adjustment of the peer group to include only funds of similar asset size.  The Board also noted that the contractual advisory fee was above the median and average of its peer group.  The Board also took

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its institutional separate account clients.  However, the Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

Huber Capital Small Cap Value Fund:  The Board noted that the Adviser had contractually agreed to maintain an Expense Cap for the Small Cap Value Fund of 1.85% for Investor Class shares and 1.35% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the median and average of its peer group and the total expense ratio for Institutional Class shares was below the median and average of its peer group, both before and after the adjustment of the peer group to include only funds of similar asset size.  The Board also noted that the contractual advisory fee was above the median and average of its peer group.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its separately managed account clients.  However, the Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the advisory fees from the Fund during the most recent fiscal period were significantly below the peer group median and average.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  In this regard, the Board noted that the Adviser anticipates instituting breakpoints when the Funds’ assets reach significantly higher levels.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the Expense Caps.  The Board concluded that there were no

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as benefits received in exchange for Rule 12b-1 fees.  The Board also considered that the Funds do not utilize “soft dollars.”  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had sufficient resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund would be in the best interest of each Fund and its shareholders.

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Investment Adviser
Huber Capital Management, LLC
10940 Wilshire Boulevard, Suite 925
Los Angeles, California 90024-3915

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York  10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    7/3/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    7/3/12

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    7/3/12

* Print the name and title of each signing officer under his or her signature.